FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	$ 30,790	$ 39,117
Derivative instruments receivable - current	5,758	0
Marketable securities	8,247	7,432
Financial assets not measured at fair value
Cash and cash equivalents	359,236	308,322	$ 306,823	$ 254,525
Financial liabilities not measured at fair value
Trade and other payables	111,128	98,232
Debt	3,857,453	3,456,463
Floating rate debt
Financial liabilities not measured at fair value
Debt	3,781,203	3,279,626
Fixed rate debt
Financial liabilities not measured at fair value
Debt	76,250	176,837
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	111,128
Carrying Value | Floating rate debt
Financial liabilities not measured at fair value
Debt	3,781,203
Carrying Value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	76,250
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	111,128	98,232
Carrying Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	3,781,203	3,279,626
Carrying Value | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	76,250	176,837
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	111,128	98,232
Fair Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Debt	3,829,759	3,322,347
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 1
Financial liabilities not measured at fair value
Debt	0
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 2
Financial liabilities not measured at fair value
Debt	3,829,759
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 3
Financial liabilities not measured at fair value
Debt	0
Fair Value | Financial liabilities not measured at fair value | Fixed rate debt
Financial liabilities not measured at fair value
Debt	78,752	184,462
Fair Value | Financial liabilities not measured at fair value | Fixed rate debt | Level 1
Financial liabilities not measured at fair value
Debt	0
Fair Value | Financial liabilities not measured at fair value | Fixed rate debt | Level 2
Financial liabilities not measured at fair value
Debt	0
Fair Value | Financial liabilities not measured at fair value | Fixed rate debt | Level 3
Financial liabilities not measured at fair value
Debt	78,752
Financial assets measured at fair value through profit or loss | Carrying Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	39,117
Derivative instruments receivable - current	5,758	0
Marketable securities	8,247	7,432
Financial assets measured at fair value through profit or loss | Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	39,117
Derivative instruments receivable - current	5,758	0
Marketable securities	8,247	7,432
Financial assets measured at fair value through profit or loss | Fair Value | Level 1
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0
Derivative instruments receivable - current	0
Marketable securities	8,247
Financial assets measured at fair value through profit or loss | Fair Value | Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790
Derivative instruments receivable - current	5,758
Marketable securities	0
Financial assets measured at fair value through profit or loss | Fair Value | Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	0
Derivative instruments receivable - current	0
Marketable securities	0
Financial assets not measured at fair value | Carrying Value
Financial assets not measured at fair value
Cash and cash equivalents	359,236	308,322
Receivables	147,752	124,647
Financial assets not measured at fair value | Fair Value
Financial assets not measured at fair value
Cash and cash equivalents	359,236	308,322
Receivables	147,752	$ 124,647
Financial assets not measured at fair value | Fair Value | Level 1
Financial assets not measured at fair value
Cash and cash equivalents	359,236
Financial assets not measured at fair value | Fair Value | Level 2
Financial assets not measured at fair value
Cash and cash equivalents	0
Financial assets not measured at fair value | Fair Value | Level 3
Financial assets not measured at fair value
Cash and cash equivalents	$ 0